Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	10,000,000	89,775,268	78,697,118
Convertible preferred stock, shares issued		68,776,614	68,776,614
Convertible preferred stock, shares outstanding		68,776,614	68,776,614
Liquidation preference (in Dollars)	$ 0	$ 302,397	$ 302,397
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	640,000,000	111,702,628	97,485,929
Common stock, shares issued	126,727,134	8,992,039	8,865,510
Common stock, shares outstanding	126,727,134	8,992,039	8,865,510
Preferred stock, shares authorized	10,000,000
Insu Acquisition Corp. II
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock | Insu Acquisition Corp. II
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		60,000,000	60,000,000
Common stock, shares issued		540,000
Common stock, shares outstanding		540,000
Class A common stock subject to possible redemption of shares (in Dollars)		$ 23,000,000
Class B Common Stock | Insu Acquisition Corp. II
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		15,000,000	15,000,000
Common stock, shares issued		7,846,667	7,846,667
Common stock, shares outstanding		7,846,667	7,846,667